SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total		$ 3,912,606	$ 3,679,717
Eternal Horizon International Company Limited [Member]
Related Party Transaction [Line Items]
Total	[1]	2,257,397	2,323,475
Changbin Xia [Member]
Related Party Transaction [Line Items]
Total	[2]	1,410,621	1,337,164
Other [Member]
Related Party Transaction [Line Items]
Total		$ 244,588	$ 19,078

[1]	During IPO, the underwriters purchased 999,910 ordinary shares from a selling shareholder for $4,999,550. The gross proceeds were wired into the Company’s account and was invested in loan receivable together with net proceeds from IPO. The Company paid $2.6 million to the underwriters for the year ended December 31, 2022.
[2]	The Company borrowed loans as working capital from one shareholder Changbin Xia as well as the legal representative of Vande. The balance due to related parties is interest-free and due on demand.